Property and Equipment: Assets Estimated Useful Life (Details)	12 Months Ended
Mar. 31, 2013
Furniture and Fixtures
Estimated useful life	5 Years
Machinery and Equipment
Estimated useful life	5 Years
Building
Estimated useful life	25 Years
Vehicles
Estimated useful life	3 Years
Computer Equipment
Estimated useful life	3 Years